Cover Page	Oct. 06, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 06, 2026
Entity File Number	001-32336
Entity Registrant Name	DIGITAL REALTY TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	26-0081711
Entity Address, Address Line One	601 West 2nd Street
Entity Address, Address Line Two	Floor 32
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	737
Local Phone Number	281-0101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001297996
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	DLR
Security Exchange Name	NYSE
Series J Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series J Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr J
Security Exchange Name	NYSE
Series K Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series K Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr K
Security Exchange Name	NYSE
Series L Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series L Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr L
Security Exchange Name	NYSE
Digital Realty Trust, L.P.
Entity Information [Line Items]
Entity File Number	000-54023
Entity Registrant Name	DIGITAL REALTY TRUST, L.P.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	20-2402955
Entity Address, Address Line One	601 West 2nd Street
Entity Address, Address Line Two	Floor 32
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	737
Local Phone Number	281-0101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001494877